Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Earnings per share, Diluted	$ (0.15)	$ 0.07
Weighted average common shares outstanding, Diluted	12,607,981	11,150,898